Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of property and equipment	12 Months Ended
Mar. 31, 2022
Leasehold improvements [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of property and equipment [Line Items]
Estimated useful lives of property and equipment	3 years
Leasehold improvements [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of property and equipment [Line Items]
Estimated useful lives of property and equipment	10 years
Motor vehicles [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of property and equipment [Line Items]
Estimated useful lives of property and equipment	3 years
Motor vehicles [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of property and equipment [Line Items]
Estimated useful lives of property and equipment	5 years
Office equipment & furniture [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of property and equipment [Line Items]
Estimated useful lives of property and equipment	3 years
Office equipment & furniture [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of property and equipment [Line Items]
Estimated useful lives of property and equipment	5 years
Buildings [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of property and equipment [Line Items]
Estimated useful lives of property and equipment	35 years